UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard Target Retirement 2025 Fund
Schedule of Investments
June 30, 2005

	Shares	Market Value ($000)

INVESTMENT COMPANIES (100.1%)

U.S. Stock Funds (47.0%)
Vanguard Total Stock Market Index Fund Investor Shares	20,240,833	$576,864
Vanguard Total Stock Market Index Fund VIPER Shares	255,992	29,995

International Stock Funds (11.8%)
Vanguard European Stock Index Fund Investor Shares	4,108,084	105,989
Vanguard Pacific Stock Index Fund Investor Shares	5,055,351	45,801

Bond Fund (41.3%)
Vanguard Total Bond Market Index Fund Investor Shares	51,760,692	533,135

Money Market Fund (0.0%)
Vanguard Market Liquidity Fund, 3.139%*	413,495	413

TOTAL INVESTMENT COMPANIES
(Cost $1,254,089)		1,292,197

OTHER ASSETS AND LIABILITIES-NET (-0.1%)		(1,564)

NET ASSETS (100%)		$1,290,633

*Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER shares) are valued at that fund’s net asset value. VIPER shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2005, the cost of investment securities for tax purposes was $1,254,089,000. Net unrealized appreciation of investment securities for tax purposes was $38,108,000, consisting of unrealized gains of $38,108,000 on securities that has risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.